Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Investor capital contributions		$ 17,982	$ 43,049
Proceeds from issuance of common stock	$ 25,395	8,549
Proceeds from issuance of private company Series AB Preferred Stock	5,819
Affiliated Entity [Member]
Proceeds from issuance of private company Series AB Preferred Stock	5,819
WCAS Capital Partners IV, L.P. [Member]
Investor capital contributions		3,000	$ 15,643
Capital Royalty Partners [Member]
Investor capital contributions		5,000
Proceeds from issuance of common stock	$ 20,000	$ 5,117